INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Summary of significant components of the Company's deferred tax assets

The Company’s net deferred tax assets at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Deferred tax assets (liability)
Net operating loss carryforward	$—	$6,360
Startup/Organization Expenses	346,878	42,409
Total deferred tax assets (liability)	346,878	48,769
Valuation Allowance	(346,878)	(48,769)
Deferred tax assets (liability)	$—	$—

Schedule of income tax provision

The income tax provision for the year ended December 31, 2022 and for the period from January 1, 2021 (commencement of operations) through December 31, 2021 consists of the following:

	December 31,
	2022	2021
Federal
Current	$452,356	$
Deferred	(217,865)		(48,769)

State
Current	$136,137		$—
Deferred	(80,244)		—

Change in valuation allowance	298,109		48,769

Income tax provision	$588,493		$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	6.3%	0.0%
Prior year true up	(0.2)%	0.0%
Transaction costs associated with the Initial Public Offering	0.0%	15.9%
Change in fair value of warrant liabilities	(23.1)%	(46.9)%
Meals and entertainment	0.0%	0.0%
Valuation allowance	4.2%	10.0%
Income tax provision	8.2%	0.0%